Income Taxes (Narrative) (Detail) - USD ($) $ in Millions	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2017
Effective Income Tax Computation [Line Items]
Federal statutory income tax rate		21.00%	21.00%	35.00%
Percentage of deductibility of interest expense		30.00%
SCANA
Effective Income Tax Computation [Line Items]
Deferred income tax expense		$ 198
Increase in unrecognized tax benefits	$ 18	51
Increase in goodwill		72
Unrecognized Tax Benefits,		$ 106
DESC
Effective Income Tax Computation [Line Items]
Increase in unrecognized tax benefits	1
Increase in accrued interest and penalties	$ 7